Restatement for Correction of an Error (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
FaceBank Group, Inc Pre-Merger [Member]
Restatement for Correction of an Error

Note 2 – Restatement for Correction of an Error

In connection with the preparation of the Company’s condensed consolidated interim financial statements as of and for the quarter ended June 30, 2020, the Company identified an inadvertent error in the accounting for goodwill relating to the Company’s acquisition of Nexway and Facebank AG. Goodwill was inadvertently impaired at December 31, 2019. Upon further evaluation, the Company determined that goodwill amounting to $79.7 million should not have been impaired. Accordingly, the Company should have allocated $51.2 million towards the loss on deconsolidation of Nexway during the three months ended March 31, 2020, which would have resulted in a loss on deconsolidation of Nexway of $11.9 million. The Company is restating herein its previously issued condensed consolidated financial statements and the related disclosures for the three months ended March 31, 2020.

In addition to the restatement of the financial statements, certain information within the following notes to the financial statements have been restated to reflect the correction of a misstatement discussed above as well as to add disclosure language as appropriate:

Note 5 – Investments

The financial statement misstatements reflected in did not impact cash flows from operations, investing, or financing activities in the Company’s consolidated statements of cash flows for any period previously presented.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company’s previously issued Consolidated Balance Sheets and Consolidated Statement of Operations as of and for the three months ended March 31, 2020 to the corresponding restated consolidated financial statements for those respective years.

Restated consolidated balance sheets and consolidated statements of operations as of and for the three months ended March 31, 2020 are as follows:

	March 31, 2020 (unaudited) as Previously Reported	Effect of Restatement (unaudited)	March 31, 2020 (unaudited) as Restated
ASSETS
Total current assets	10,211	-	10,211
			-
Deposits	24	-	24
Investment in Nexway at fair value	2,374	-	2,374
Financial assets at fair value	1,965	-	1,965
Intangible assets	111,459	-	111,459
Goodwill	148,054	28,541	176,595
Right-of-use assets	37	-	37
Total assets	$274,124	$28,541	$302,665
			-
LIABILITIES AND STOCKHOLDERS’ EQUITY			-
Total current liabilities	41,601	-	41,601
Total liabilities	125,411	-	125,411
			-
COMMITMENTS AND CONTINGENCIES (Note 15)			-
			-
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of March 31, 2020; aggregate liquidation preference of $463 as of March 31, 2020	463	-	463
			-
Stockholders’ equity:			-
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 shares issued and outstanding at March 31, 2020	3	-	3
Additional paid-in capital	270,397	-	270,397
Accumulated deficit	(140,134)	28,541	(111,593)
Non-controlling interest	17,984	-	17,984
Total stockholders’ equity	148,250	28,541	176,791
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY AND TEMPORARY EQUITY	$274,124	$28,541	$302,665

	For the Three Months Ended March 31, 2020 as Previously Reported (unaudited)	Effect of Restatement (unaudited)	For the Three Months Ended March 31, 2020 as Restated (unaudited)
Operating loss	(18,128)	-	(18,128)
			-
Other income (expense)			-
Interest expense and financing costs	(2,581)	-	(2,581)
Gain (loss) on deconsolidation of Neway	39,249	(51,168)	(11,919)
Loss of issuance of notes, bonds & warrants	(24,053)	-	(24,053)
Other expense	(436)	-	(436)
Change in fair value of warrant liability	(366)	-	(366)
Change in fair value of subsidiary warrant liability	(15)	-	(15)
Change in fair value of shares settled liability	(180)	-	(180)
Change in fair value of derivative liability	297	-	297
Total other income (expense)	11,915	(51,168)	(39,253)
Loss before income taxes	(6,213)	(51,168)	(57,381)
Income tax benefit	(1,038)	-	(1,038)
Net loss	(5,175)	(51,168)	(56,343)
Less: net loss attributable to non-controlling interest	873	-	873
Net loss attributable to controlling interest	$(4,302)	$(51,168)	$(55,470)
Less: Deemed dividend - beneficial conversion feature on preferred stock	(171)	-	(171)
Net loss attributable to common stockholders	$(4,473)	$(51,168)	$(55,641)

Net loss per share attributable to common stockholders
Basic and diluted	$(0.15)		$(1.83)

Weighted average shares outstanding:
Basic and diluted	30,338,073	-	30,338,073

Note 2 – Restatement for Correction of an Error

In connection with the preparation of the Company’s condensed consolidated interim financial statements as of and for the quarter ended June 30, 2020, the Company identified an inadvertent error in the accounting for goodwill relating to the Company’s acquisition of Nexway. Goodwill was inadvertently impaired at December 31, 2019. Upon further evaluation, the Company determined that goodwill amounting to $79.7 million should not have been impaired. Accordingly, the Company is restating herein its previously issued consolidated financial statements and the related disclosures for the year ended December 31, 2019.

In addition to the restatement of the financial statements, certain information within the following notes to the financial statements have been restated to reflect the correction of a misstatement discussed above as well as to add disclosure language as appropriate:

Note 4 - Summary of Significant Accounting Policies

Note 5 – Acquisitions

Note 7 – Intangible Assets and Goodwill

The financial statement misstatements reflected in the table below did not impact cash flows from operations, investing, or financing activities in the Company’s consolidated statements of cash flows for any period previously presented.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company’s previously issued Consolidated Balance Sheets and Consolidated Statement of Operations as of and for the year ended December 31, 2019 to the corresponding restated consolidated financial statements for that year end.

Restated consolidated balance sheets and consolidated statements of operations as of and for the year ended December 31, 2019 are as follows:

	December 31, 2019 as Previously Reported	Effect of Restatement	December 31, 2019 as Restated
ASSETS
Current assets
Cash	$7,624	$-	$7,624
Accounts receivable, net	8,904	-	8,904
Inventory	49	-	49
Prepaid expenses	1,396	-	1,396
Total current assets	17,973	-	17,973
			-
Property and equipment, net	335	-	335
Deposits	24	-	24
Financial assets at fair value	1,965	-	1,965
Intangible assets	116,646	-	116,646
Goodwill	148,054	79,709	227,763
Right-of-use assets	3,519	-	3,519
Total assets	$288,516	$79,709	$368,225
			-
LIABILITIES AND STOCKHOLDERS’ EQUITY			-
Current liabilities			-
Accounts payable	36,373	-	36,373
Accrued expenses	20,402	-	20,402
Due to related parties	665	-	665
Note payable	4,090	-	4,090
Notes payable - related parties	368	-	368
Convertible notes, net of $710 and $456 discount as of December 31, 2019 and 2018, respectively	1,358	-	1,358
Convertible notes - related parties	-	-	-
Shares settled liability for intangible asset	1,000	-	1,000
Profit share liability	1,971	-	1,971
Warrant liability - subsidiary	24	-	24
Derivative liability	376	-	376
Current portion of lease liability	815	-	815
Total current liabilities	67,442	-	67,442
			-
Deferred income taxes	30,879	-	30,879
Other long-term liabilities	41	-	41
Lease liability	2,705	-	2,705
Long term borrowings	43,982	-	43,982
Total liabilities	145,049	-	145,049
			-
COMMITMENTS AND CONTINGENCIES (Note 15)			-
			-
Series D Convertible Preferred stock, par value $0.0001, 2,000,000 shares authorized, 461,839 shares issued and outstanding as of December 31, 2019; aggregate liquidation preference of $462 as of December 31, 2019	462	-	462
			-
Stockholders’ equity:			-
Series A Preferred stock, par value $0.0001, 5,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2019 and 2018, respectively	-	-	-
Series B Convertible Preferred stock, par value $0.0001, 1,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2019 and 2018, respectively	-	-	-
Series C Convertible Preferred stock, par value $0.0001, 41,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2019 and 2018, respectively	-	-	-
Series X Convertible Preferred stock, par value $0.0001, 1,000,000 shares authorized, 0 and 1,000,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	-	-	-
Common stock par value $0.0001: 400,000,000 shares authorized; 28,912,500 shares issued and 7,532,776 shares outstanding at December 31, 2019 and 2018, respectively	3	-	3
Additional paid-in capital	257,002	-	257,002
Accumulated deficit	(135,832)	79,709	(56,123)
Non-controlling interest	22,602	-	22,602
Accumulated other comprehensive loss	(770)	-	(770)
Total stockholders’ equity	143,005	79,709	222,714
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY AND TEMPORARY EQUITY	$288,516	$79,709	$368,225

	For the Year Ended December 31, 2019 as Previously Reported	Effect of Restatement	For the Year Ended December 31, 2019 as Restated
Revenues
Revenues, net	$4,271	$-	$4,271
Total revenues	4,271	-	4,271
Operating expenses			-
General and administrative	13,793	-	13,793
Amortization of intangible assets	20,682	-	20,682
Impairment of intangible assets	8,598	-	8,598
Impairment of goodwill	74,441	(74,441)	-
Depreciation	83	-	83
Total operating expenses	117,597	(74,441)	43,156
Operating loss	(113,326)	74,441	(38,885)
			-
Other income (expense)			-
Interest expense and financing costs	(2,062)	-	(2,062)
Gain on extinguishment of convertible notes	-	-	-
Loss on investments	(13,549)	5,268	(8,281)
Foreign currency loss	(18)	-	(18)
Other expense	726	-	726
Change in fair value of subsidiary warrant liability	4,504	-	4,504
Change in fair value of derivative liability	815	-	815
Change in fair value of Panda interests	(198)	-	(198)
Total other income (expense)	(9,782)	5,268	(4,514)
Loss before income taxes	(123,108)	79,709	(43,399)
Income tax benefit	(5,272)	-	(5,272)
Net loss	(117,836)	79,709	(38,127)
Less: net loss attributable to non-controlling interest	3,767	-	3,767
Net loss attributable to controlling interest	$(114,069)	$79,709	$(34,360)
Less: Deemed dividend on Series D Preferred stock	(9)	-	(9)
Less: Deemed dividend - beneficial conversion feature on preferred stock	(589)	-	(589)
Net loss attributable to common stockholders	$(114,667)	$79,709	$(34,958)

Other comprehensive income (loss)
Foreign currency translation adjustment	(770)	-	(770)
Comprehensive loss	$(115,437)	$79,709	$(35,728)

Net loss per share attributable to common stockholders
Basic and diluted	$(5.15)		$(1.57)

Weighted average shares outstanding:
Basic and diluted	22,286,060	-	22,286,060